Small Cap Growth Stock Portfolio Shareholder Fees	Dec. 31, 2025 USD ($)
Small Cap Growth Stock Portfolio | Small Cap Growth Stock Portfolio
Prospectus [Line Items]
Shareholder Fee, Other